Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Financial Assets and Liabilities Table [Abstract]
Schedule of carrying amounts and fair values of financial instruments
	Carrying amount		Fair value		Fair value hierarchy
	2022	2021	2022	2021	2022/2021
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	81,773	273,402	81,773	273,402	Level 1
Trade and other receivables	145,034	143,924	145,034	143,924	Level 2
Other financial instruments	86,893	106,601	86,893	106,601	Level 2
Financial investments designated at fair value through other comprehensive income	274	476	274	476	Level 3
Total financial assets	313,974	524,403	313,974	524,403

Financial liabilities
Trade and other payables	284,554	227,554	284,554	227,554	Level 2
Senior notes	1,071,781	1,094,391	996,156	1,119,035	Level 1
Promissory notes	521,390	450,964	459,117	447,558	Level 2
Total financial liabilities	1,877,725	1,772,909	1,739,827	1,794,147